Restatement of Previously Issued Financial Statements	9 Months Ended
Dec. 31, 2024
HCM II Acquisition Corp
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The original footnote disclosure within Note 5. Related Party Transactions of the Original 10-K incorrectly described a transaction with its underwriter as a related party transaction. This description was incorrect. There is no impact on the Company’s balance sheet, statement of operations, cash flows, or shareholders’ equity as a result of this correction.

Accordingly, the previously issued financial statements as of December 31, 2024 and for the period from April 4, 2024 have been restated to remove the incorrect footnote disclosure. No other changes were required.